EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Exploration And Evaluation Assets
Schedule of Exploration and Evaluation Assets

	Durango, Mexico	British Columbia & Yukon, Canada	Total

Balance, January 1, 2018	$9,034	$34,304	$43,338

Costs incurred during 2018:
Mine and camp costs	-	3,143	3,143
Drilling and exploration	346	1,142	1,488
Depreciation of plant and equipment	-	540	540
Interest and financing costs	-	414	414
Geological and related services	-	205	205
Water treatment and tailing storage facility costs	-	53	53
Assessments and taxes	86	29	115
Assays	-	13	13
Effect of movements in exchange rates	226	(2,754)	(2,528)

Balance, December 31, 2018	$9,692	$37,089	$46,781
Costs incurred during 2019:
Mine and camp costs	-	2,537	2,537
Drilling and exploration	50	2,333	2,383
Depreciation of plant and equipment	-	317	317
Interest and other costs	-	325	325
Provision for reclamation	-	1,338	1,338
Assessments and taxes	90	31	121
Geological and related services	-	116	116
Assays	-	130	130
Water treatment and tailing storage facility costs	-	112	112
Effect of movements in exchange rates	(6)	1,286	1,280
Disposition of Bralorne Mine	-	(45,613)	(45,613)

Balance, December 31, 2019	$9,826	$1	$9,827